Investments - Schedule of Fair Value of Investments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 2,845.6	$ 2,590.6
U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	420.5	477.8
Unrealized gains	1.5	6.6
Unrealized losses	(1.1)	(0.2)
Fair value	420.9	484.2
Agencies
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	3.8	6.9
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	3.8	6.9
Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	38.5	46.6
Unrealized gains	0.1	0.6
Unrealized losses	(0.1)	0.0
Fair value	38.5	47.2
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,699.3	1,616.8
Unrealized gains	12.9	35.7
Unrealized losses	(2.9)	(0.3)
Fair value	1,709.3	1,652.2
Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	402.2	244.3
Unrealized gains	2.3	5.6
Unrealized losses	(0.1)	0.0
Fair value	404.4	249.9
Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	9.5	1.0
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	9.5	1.0
Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	271.8	197.2
Unrealized gains	0.8	1.9
Unrealized losses	(0.5)	(0.1)
Fair value	272.1	199.0
Fixed maturity securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	2,845.6	2,590.6
Unrealized gains	17.6	50.4
Unrealized losses	(4.7)	(0.6)
Fair value	2,858.5	2,640.4
Fixed maturity securities | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Fair value	420.9	484.2
Fixed maturity securities | Agencies
Debt Securities, Available-for-Sale [Line Items]
Fair value	3.8	6.9
Fixed maturity securities | Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Fair value	38.5	47.2
Fixed maturity securities | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Fair value	1,709.3	1,652.2
Fixed maturity securities | Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	404.4	249.9
Fixed maturity securities | Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	9.5	1.0
Fixed maturity securities | Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Fair value	272.1	199.0
Short-term investments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	255.0	111.3
Unrealized gains	0.0	0.0
Unrealized losses	(0.2)	0.0
Fair value	254.8	111.3
Short-term investments | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	253.8	109.9
Unrealized gains	0.0	0.0
Unrealized losses	(0.2)	0.0
Fair value	253.6	109.9
Short-term investments | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1.2	1.0
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	$ 1.2	1.0
Short-term investments | Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		0.4
Unrealized gains		0.0
Unrealized losses		0.0
Fair value		$ 0.4